Stock-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation

Note 17. Stock-based Compensation

The stock-based compensation expense included in net loss for the three month period ended March 31, 2023 and 2022 was $106,000 and $41,000, respectively recognized in general and administrative expenses.

As of March 31, 2023, there was $509,000 of unrecognized compensation cost related to non-vested stock-based compensation arrangements expected to be recognized over a weighted average period of 1.2 years.

Note 15. Stock-based Compensation

On May 25, 2021, GWW issued its executives options to purchase an aggregate total of 100,000 shares of GWW Class A common stock, at an exercise price per share of $14.84, with 50% of these options vested immediately. The remaining 50% vest pro-rata monthly over 3 years. Additionally, the executives were granted RSUs to acquire an aggregate of 50,000 shares of GWW Class A common stock, vesting annually over a three-year term. Upon the Business Combination on September 8, 2022 the 100,000 shares of GWW options converted to 499,751 options to purchase common shares of the Company with an exercise price of $2.97 per share and 50,000 RSUs of GWW were converted to 249,875 RSUs for common shares of the Company with no change in vesting terms. Additionally, 301,380 stock options granted and outstanding under GIGA’s Equity Incentive Plans were unaffected by the Business Combination except for revaluation on September 8, 2022. All options expires ten years from the grant date.

The stock-based compensation expense included in net loss for the years ended December 31, 2022 and 2021 was $605,000 and $629,000, respectively, based on the estimated fair value of the stock awards on the date of issuance. As these stock awards were issued prior to the business combination, the estimated fair value of the stock awards were based on observable market prices of Ault’s common stock and extrapolated to GWW based upon its relative fair value within Ault as determined by equal weighting of revenues, operating income, and net tangible assets between Ault’s subsidiaries. As of December 31, 2022, there was $612,000 of unrecognized compensation cost related to non-vested stock-based compensation arrangements expected to be recognized over a weighted average period of 1.4 years.

As of December 31, 2022, a total of 796,958 stock options are outstanding at weighted average exercise price of $3.58 and a weighted average remaining contractual term of 7.71 years. Of the options outstanding, 658,219 options are fully vested with an weighted average exercise price of $3.67 and a weighted average remaining contractual term of 7.59 years.

As of December 31, 2021, a total of 499,751 stock options are outstanding at weighted average exercise price of $2.97 and a weighted average remaining contractual term of 9.4 years. Of the options outstanding, 298,462 options are fully vested with an weighted average exercise price of $2.97 and a weighted average remaining contractual term of 9.4 years.

4,173 and nil options were cancelled for the year ended December 31, 2022 and 2021, respectively. There were no exercises of options for the years ended December 31, 2022 and 2021.

As of December 31, 2022 and 2021, a total of 249,875 restricted stock awards were outstanding. As of December 31, 2022 and 2021, a total of 48,587 and 131,878 restricted stock awards were vested.